COMMITMENTS AND CONTINGENCIES - Maturity (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Purchase Obligations
2024	¥ 373,394
2025	115,740
2026	90,821
2027	50,309
Thereafter	62,748
Total	¥ 693,012